Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Summary of Property and equipment
Total property and equipment	$ 2,787,658	$ 3,370,058	$ 470,335
Less: Accumulated depreciation and amortization	(1,061,734)	(428,496)	(121,666)
Total property and equipment, net	1,725,924	2,941,562	348,669
Computers [Member]
Summary of Property and equipment
Total property and equipment		227,886	213,600
Office equipment [Member]
Summary of Property and equipment
Total property and equipment		2,129,199	68,623
Electronic equipment [Member]
Summary of Property and equipment
Total property and equipment	2,309,562	2,357,085
Furniture and fixtures [Member]
Summary of Property and equipment
Total property and equipment	85,661	22,752	32,011
Construction in progress [Member]
Summary of Property and equipment
Total property and equipment		796,996
Leasehold improvements [Member]
Summary of Property and equipment
Total property and equipment	$ 392,435	$ 193,225	$ 156,101